UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robert Bender & Associates
Address: 245 South Los Robles Avenue, Suite 620
         Pasadena, CA  91011

13F File Number:  28-03386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bender
Title:     President
Phone:     626-397-9072

Signature, Place, and Date of Signing:

     /s/ Robert Bender     Pasadena, CA     November 05, 2003

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $303,643 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMGEN INC                      COM              031162100     6683   103577 SH       SOLE                        0   103577        0
AOL TIME WARNER INC            COM              00184A105     3141   207896 SH       SOLE                        0   207896        0
BED BATH & BEYOND INC          COM              075896100    22496   587820 SH       SOLE                        0   587820        0
BROADCOM CORP                  CL A             111320107     8114   304349 SH       SOLE                        0   304349        0
BROCADE COMMUNICATIONS SYS I   COM              111621108     2169   415482 SH       SOLE                        0   415482        0
C D W CORP                     COM              12512N105    20758   360384 SH       SOLE                        0   360384        0
CHECK POINT SOFTWARE TECH LT   ORD              M22465104    14017   832338 SH       SOLE                        0   832338        0
CHEESECAKE FACTORY INC         COM              163072101     1127    31060 SH       SOLE                        0    31060        0
CHICOS FAS INC                 COM              168615102     8451   275810 SH       SOLE                        0   275810        0
CISCO SYS INC                  COM              17275R102    20318  1037157 SH       SOLE                        0  1037157        0
DOT HILL SYS CORP              COM              25848T109      207    15000 SH       SOLE                        0    15000        0
EBAY INC                       COM              278642103     5332    99410 SH       SOLE                        0    99410        0
EON LABS INC COM               COMMON           29412E104     8681   226420 SH       SOLE                        0   226420        0
FASTENAL CO                    COM              311900104     2038    53960 SH       SOLE                        0    53960        0
GILEAD SCIENCES INC            COM              375558103     5624   100355 SH       SOLE                        0   100355        0
HPL TECHNOLOGIES INC           COMMON           40426C105       21    92480 SH       SOLE                        0    92480        0
JDS UNIPHASE CORP              COM              46612J101      149    41295 SH       SOLE                        0    41295        0
KOHLS CORP                     COM              500255104    18950   354198 SH       SOLE                        0   354198        0
KRISPY KREME DOUGHNUTS INC     COM              501014104     6521   169382 SH       SOLE                        0   169382        0
LEAPFROG ENTERPRISES INC       CL A             52186N106     8106   213328 SH       SOLE                        0   213328        0
MEDTRONIC INC                  COM              585055106    10205   217504 SH       SOLE                        0   217504        0
MICROSOFT CORP                 COM              594918104     3277   117866 SH       SOLE                        0   117866        0
NETWORK APPLIANCE INC          COM              64120L104    16189   788572 SH       SOLE                        0   788572        0
ORACLE CORP                    COM              68389X105    11032   980645 SH       SOLE                        0   980645        0
P F CHANGS CHINA BISTRO INC    COM              69333Y108    12871   283814 SH       SOLE                        0   283814        0
PAYCHEX INC                    COM              704326107     8216   240936 SH       SOLE                        0   240936        0
POWER-ONE INC                  COM              739308104     5796   556761 SH       SOLE                        0   556761        0
QUALCOMM INC                   COM              747525103    10273   246535 SH       SOLE                        0   246535        0
SKILLSOFT PLC                  SPONSORED ADR    830928107     3826   513522 SH       SOLE                        0   513522        0
STAPLES INC                    COM              855030102    11984   502678 SH       SOLE                        0   502678        0
STARBUCKS CORP                 COM              855244109    13990   485768 SH       SOLE                        0   485768        0
SYNOPSYS INC                   COM              871607107    14111   456509 SH       SOLE                        0   456509        0
TWEETER HOME ENTMT GROUP INC   COM              901167106     3298   429384 SH       SOLE                        0   429384        0
VERISIGN INC COM               COMMON           92343E106     2092   378302 SH       SOLE                        0   378302        0
WATSON PHARMACEUTICALS INC     COM              942683103    11731   281391 SH       SOLE                        0   281391        0
ZORAN CORP                     COM              98975F101     1849    94479 SH       SOLE                        0    94479        0